UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:  _______

This Amendment (Check only one):

[  ]  is a restatement.
[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Passport Research II, Ltd.

Address:  Federated Investors Tower
          1001 Liberty Avenue
          Pittsburgh, PA  15222-3779

Form 13F File Number:  28-10901

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lisa J. Bernett
Title:  Assistant Vice President and Compliance Officer
Phone:  (412) 288-6399

Signature, Place, and Date of Signing:
/s/Lisa J. Bernett        Pittsburgh, PA       May 13, 2005





Report Type (Check only one):

[  ] 13F HOLDING REPORT.

[ X ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-04375

Name: Federated Investors, Inc.